TCW INVESTMENT MANAGEMENT COMPANY

865 SOUTH FIGUEROA STREET, SUITE 1800

LOS ANGELES, CALIFORNIA 90017

(213) 244-0000 TELEPHONE

June 5, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	TCW Funds, Inc. (“Registrant”)
File Nos. 033-52272 and 811-07170
Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A (the
“Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on May 31, 2012.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 213-244-0112.

Very truly yours,

/s/ George P. Hawley

George P. Hawley